UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment | |

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Quest Global Advisors
                                 Address: 10 Wilsey Square, Suite 200
                                          Ridgewood, NJ 07450




The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  James Doolin
Title: Partner
Phone: 201-670-6700

Signature,                               Place,             and Date of Signing:


/s/  James Doolin			Ridgewood, NJ       October 28th, 2011
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   16

Form 13F Information Table Value Total:   $41,981 (thousands)

FORM 13F INFORMATION TABLE


COLUMN 1			COLUMN  2		COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8
----------------------		---------		---------	--------	------------------------	--------	-------		-----------------------
                              	TITLE OF        	          	VALUE 		SHARES/  	SH/ PUT/ 	INVSTMT 	OTHER   	VOTING 	AUTHORITY
    NAME OF ISSUER             	CLASS           	CUSIP   	x$1000 		PRN AMT  	PRN CALL 	DSCRETN 	MNGRS  		SOLE    SHARED	NONE
-----------------------      	---------       	--------- 	--------	-------- 	--- ---- 	-------- 	------- 	------- ------	-------

SESI L L C			FRNT 1.500%12/1		78412FAH7	3,553m		3500000		PRN		SOLE		NONE		3500000

PROSHARES TR			PSHS ULSHT 7-10Y	74347R313	1,633m		42000		PRN		SOLE		NONE		42000

ALLIANCE DATA SYSTEMS CORP	NOTE  1.750% 8/0	018581AD0	2,530m		2000000		PRN		SOLE		NONE		2000000
AMERIGROUP CORP			NOTE  2.000% 5/1	03073TAB8	1,064m		1000000		PRN		SOLE		NONE		1000000
ANIXTER INTL INC		NOTE  1.000% 2/1	035290AJ4	4,075m		4000000		PRN		SOLE		NONE		4000000
ARCHER DANIELS MIDLAND CO	NOTE  0.875% 2/1	039483AW2	1,990m		2000000		PRN		SOLE		NONE		2000000
CHARLES RIV LABS INTL INC	NOTE  2.250% 6/1	159864AB3	983m		1000000		PRN		SOLE		NONE		1000000
CHART INDS INC			NOTE  2.000% 8/0	16115QAC4	1,860m		2000000		PRN		SOLE		NONE		2000000
EQUINIX INC			NOTE  2.500% 4/1	29444UAF3	2,040m		2000000		PRN		SOLE		NONE		2000000
INTERPUBLIC GROUP COS INC	NOTE  4.250% 3/1	460690BA7	3,026m		3000000		PRN		SOLE		NONE		3000000
INVITROGEN CORP			NOTE  1.500% 2/1	46185RAK6	4,040m		4000000		PRN		SOLE		NONE		4000000
LINEAR TECHNOLOGY CORP		NOTE  3.000% 5/0	535678AC0	3,060m		3000000		PRN		SOLE		NONE		3000000
MYLAN INC			NOTE  1.250% 3/1	628530AG2	1,995m		2000000		PRN		SOLE		NONE		2000000
ON SEMICONDUCTOR CORP		NOTE         4/1	682189AE5	2,050m		2000000		PRN		SOLE		NONE		2000000
SESI L L C			FRNT 1.500%12/1		78412FAH7	3,483m		3500000		PRN		SOLE		NONE		3500000
STANLEY WKS			FRNT         5/1	854616AM1	4,125m		4000000		PRN		SOLE		NONE		4000000
VORNADO RLTY L P		DEB   3.875% 4/1	929043AC1	5,188m		5000000		PRN		SOLE		NONE		5000000
PROSHARES TR			PSHS ULSHT 7-10Y	74347R313	474m		15000		PRN		SOLE		NONE		15000

